United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: December 31,2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	January 9, 2012

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	74

Form 13F Information Table Value Total:	211307 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Comcast Corp PFD 7%            PFD              20030N408      205     8000 SH       Sole                     4000              4000
Genl Elec Capital Corp. PFD 6% PFD              369622451      207     8000 SH       Sole                     4000              4000
3M Company                     COM              88579y101     1821    22275 SH       Sole                     3575             18700
AT & T Corp.                   COM              00206R102      672    22234 SH       Sole                     1272             20962
Abbott Laboratories            COM              002824100     4636    82450 SH       Sole                     3400             79050
Anadarko Petroleum             COM              032511107     6242    81775 SH       Sole                    11400             70375
Analog Devices                 COM              032654105     3902   109050 SH       Sole                     4800            104250
Automatic Data Proc            COM              053015103      205     3800 SH       Sole                                       3800
AvalonBay Communities          COM              053484101      636     4869 SH       Sole                     1823              3046
Barrick Gold Corp              COM              067901108     8483   187466 SH       Sole                    20214            167252
CVS/Caremark Corp.             COM              126650100     7893   193544 SH       Sole                    27300            166244
Caterpillar                    COM              149123101      245     2700 SH       Sole                                       2700
Chevron Corp.                  COM              166764100      736     6915 SH       Sole                                       6915
Cintas Corp                    COM              172908105      231     6625 SH       Sole                                       6625
Cisco Systems                  COM              17275R102     1674    92575 SH       Sole                     3800             88775
Coca-Cola Co.                  COM              191216100      225     3210 SH       Sole                                       3210
Colgate Palmolive              COM              194162103      825     8928 SH       Sole                     4303              4625
Conocophillips                 COM              20825C104     5051    69312 SH       Sole                    11100             58212
Corning                        COM              219350105     4063   313000 SH       Sole                    42250            270750
Costco Wholesale Corp.         COM              22160k105     1205    14467 SH       Sole                     3747             10720
Devon Energy                   COM              25179M103     6354   102488 SH       Sole                    11100             91388
Diebold Inc.                   COM              253651103     4335   144150 SH       Sole                    19700            124450
Dow Chemical                   COM              260543103     3014   104800 SH       Sole                    16500             88300
DuPont                         COM              263534109     5082   111012 SH       Sole                    11100             99912
Duke Energy Corp.              COM              26441C105     4353   197852 SH       Sole                    16216            181636
EMC Corp.                      COM              268648102     1630    75650 SH       Sole                    19600             56050
EOG Resources, Inc.            COM              26875P101     1015    10300 SH       Sole                     3500              6800
EnCana                         COM              292505104      863    46600 SH       Sole                     1900             44700
Exxon Mobil                    COM              30231G102     1028    12130 SH       Sole                     2555              9575
Fedex Corp.                    COM              31428X106      263     3150 SH       Sole                      500              2650
General Electric               COM              369604103     5806   324156 SH       Sole                    65442            258714
General Mills                  COM              370334104      655    16212 SH       Sole                     5012             11200
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     5781   126700 SH       Sole                    15400            111300
Halliburton Co.                COM              406216101     2736    79275 SH       Sole                    15100             64175
Hewlett-Packard                COM              428236103     2689   104402 SH       Sole                    11200             93202
Home Depot Inc.                COM              437076102      580    13800 SH       Sole                     4950              8850
Honeywell Int'l                COM              438516106     6340   116643 SH       Sole                    19518             97125
Int'l Bus Machines             COM              459200101     1258     6840 SH       Sole                     1430              5410
Intel                          COM              458140100     5104   210491 SH       Sole                    40745            169746
International Paper            COM              460146103     3704   125150 SH       Sole                    16200            108950
JP Morgan Chase & Co.          COM              46625H100      260     7808 SH       Sole                     4458              3350
Johnson & Johnson              COM              478160104     7107   108378 SH       Sole                    20400             87978
Kimberly-Clark                 COM              494368103     4711    64038 SH       Sole                     5000             59038
Lilly, Eli                     COM              532457108     3167    76200 SH       Sole                    13600             62600
MDU Resources Group            COM              552690109     2160   100650 SH       Sole                     4600             96050
Marathon Oil Corp.             COM              565849106     5842   199600 SH       Sole                    26500            173100
Marathon Petroleum             COM              56585A102     1988    59725 SH       Sole                     4100             55625
Medco Health Solutions, Inc.   COM              58405U102      256     4576 SH       Sole                      964              3612
Merck & Co.                    COM              58933Y105     5768   152985 SH       Sole                    24100            128885
Microsoft                      COM              594918104     4354   167733 SH       Sole                    31150            136583
National Fuel Gas              COM              636180101      814    14650 SH       Sole                     5500              9150
Nestle S A ADR                 COM              641069406     3823    66237 SH       Sole                    16325             49912
Newmont Mining Corp.           COM              651639106     6170   102824 SH       Sole                    14100             88724
Novartis AG ADR                COM              66987V109     5885   102940 SH       Sole                    14900             88040
Paccar Inc.                    COM              693718108      419    11174 SH       Sole                     5400              5774
Paychex Inc                    COM              704326107     1178    39111 SH       Sole                     6037             33074
Pfizer Inc.                    COM              717081103     5369   248104 SH       Sole                    45800            202304
Philips Elec ADR               COM              500472303     3465   165396 SH       Sole                    21600            143796
Plum Creek Timber              COM              729251108      441    12050 SH       Sole                     2400              9650
Procter & Gamble               COM              742718109     7168   107452 SH       Sole                    15382             92070
QEP Resources                  COM              74733V100      524    17900 SH       Sole                     7000             10900
Questar Corp.                  COM              748356102      377    19000 SH       Sole                     7000             12000
Schlumberger, Ltd.             COM              806857108     5161    75553 SH       Sole                    12500             63053
Southern Co.                   COM              842587107      611    13200 SH       Sole                     2250             10950
Stryker                        COM              863667101      435     8750 SH       Sole                     1800              6950
Sysco                          COM              871829107      247     8433 SH       Sole                                       8433
Unilever PLC ADR               COM              904767704     7650   228220 SH       Sole                    28960            199260
Union Pacific Corp.            COM              907818108      353     3332 SH       Sole                                       3332
United Technologies            COM              913017109     2807    38401 SH       Sole                     9800             28601
Walgreen Co.                   COM              931422109     3670   111000 SH       Sole                    21850             89150
Weyerhaeuser Co.               COM              962166104     5255   281450 SH       Sole                    39500            241950
Exxon Mobil                    COM              30231G102      297     3500 SH       Sole                                       3500
Int'l Bus Machines             COM              459200101     1157     6293 SH       Sole                     6293
LA Cent Oil & Gas Co.          COM              546234204      675      225 SH       Sole                      225